Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Apr. 13, 2023	Jun. 30, 2022	Jun. 01, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Sep. 14, 2015	Jul. 13, 2015	Jul. 06, 2015	Jun. 30, 2015	Apr. 27, 2015
BRIDGE BUILDER INTERNATIONAL EQUITY FUND
Account Value [Line Items]
Line Graph and Table Measure Name	Bridge Builder International Equity Fund
Account Value	$ 16,787		$ 15,296		$ 13,043		$ 16,515	$ 12,068	$ 12,239	$ 12,050	$ 11,277	$ 9,494			$ 10,000
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND
Account Value [Line Items]
Line Graph and Table Measure Name	Bridge Builder Tax Managed Small/Mid Cap Fund
Account Value	$ 11,999		10,819			$ 10,000
BRIDGE BUILDER SMALL/MID CAP VALUE FUND
Account Value [Line Items]
Line Graph and Table Measure Name	Bridge Builder Small/Mid Cap Value Fund
Account Value	$ 19,511		17,223		15,426		17,180	10,831	12,446	12,296	11,320	9,566					$ 10,000
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND
Account Value [Line Items]
Line Graph and Table Measure Name	Bridge Builder Small/Mid Cap Growth Fund
Account Value	$ 22,783		20,140		17,414		24,147	16,529	15,357	13,754	11,562	9,646					10,000
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND
Account Value [Line Items]
Line Graph and Table Measure Name	Bridge Builder Tax Managed Large Cap Fund
Account Value	$ 13,876		11,086			10,000
BRIDGE BUILDER LARGE CAP VALUE FUND
Account Value [Line Items]
Line Graph and Table Measure Name	Bridge Builder Large Cap Value Fund
Account Value	$ 24,368		21,161		18,641		19,678	13,198	13,974	12,884	11,819	10,069					10,000
BRIDGE BUILDER LARGE CAP GROWTH FUND
Account Value [Line Items]
Line Graph and Table Measure Name	Bridge Builder Large Cap Growth Fund
Account Value	$ 31,746		25,385		21,021		26,551	18,773	15,738	13,835	11,758	9,942					10,000
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND
Account Value [Line Items]
Line Graph and Table Measure Name	Bridge Builder Municipal High-Income Bond Fund
Account Value	$ 10,707	$ 10,360	10,001	$ 10,000
BRIDGE BUILDER MUNICIPAL BOND FUND
Account Value [Line Items]
Line Graph and Table Measure Name	Bridge Builder Municipal Bond Fund
Account Value	$ 12,163		11,684		11,340		12,291	11,684	11,366	10,680	10,509	10,546	$ 10,000
BRIDGE BUILDER CORE PLUS BOND FUND
Account Value [Line Items]
Line Graph and Table Measure Name	Bridge Builder Core Plus Bond Fund
Account Value	$ 12,039		11,592		11,529		12,894	12,496	11,577	10,654	10,635	10,543		$ 10,000
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND
Account Value [Line Items]
Line Graph and Table Measure Name	Bridge Builder Tax Managed International Equity Fund
Account Value	$ 11,883		10,896			10,000
BRIDGE BUILDER CORE BOND FUND
Account Value [Line Items]
Line Graph and Table Measure Name	Bridge Builder Core Bond Fund
Account Value	$ 12,030		11,607		11,642		12,987	12,835	11,775	10,884	10,901	10,865				$ 10,201
MSCI EAFE Index [Member]
Account Value [Line Items]
Account Value	16,154		14,483		12,194		14,829	11,205	11,811	11,685	10,936	9,093			$ 10,000
Russell 3000 Index 1 [Member]
Account Value [Line Items]
Account Value	$ 13,521		10,981			10,000
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name
Account Value	$ 11,430		10,347			10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name
Account Value	$ 28,871		23,449		19,713		22,886	15,875	14,902	13,674	11,913	10,052					10,000
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name
Account Value	$ 18,832		16,929		15,338		17,670	10,825	12,810	13,062	11,716	9,898					10,000
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name
Account Value	$ 20,890		19,161		16,159		23,695	15,835	14,499	13,662	11,241	9,257					10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 13,768		11,054			10,000
Russell 3000 Index Value Fund [Member]
Account Value [Line Items]
Line Graph and Table Measure Name
Account Value	$ 20,905		18,491		16,578		17,791	12,382	13,582	12,522	11,728	10,152					10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name
Account Value	$ 28,871		23,449		19,713		22,886	15,875	14,902	13,674	11,913	10,052					10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name
Account Value	$ 40,168		30,093		23,675		29,147	20,454	16,591	14,872	12,140	10,081					10,000
Russell 3000 Index Growth Fund [Member]
Account Value [Line Items]
Line Graph and Table Measure Name
Account Value	$ 28,871		23,449		19,713		22,886	15,875	14,902	13,674	11,913	10,052					$ 10,000
Bloomberg Municipal 65% High-Grade/35% High-Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 65% High-Grade/35% High-Yield Index
Account Value	$ 10,430	10,310	9,917	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,192	$ 10,233	9,874	$ 10,000
Bloomberg Municipal 1-15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name
Account Value	$ 11,951		11,638		11,323		12,114	11,752	11,281	10,630	10,524	10,540	10,000
Bloomberg Muni Bond Index [Member]
Account Value [Line Items]
Account Value	12,206		11,826		11,460		12,535	12,034	11,521	10,797	10,631	10,683	$ 10,000
Bloomberg U.S. Aggregate Bond Index 1 [Member]
Account Value [Line Items]
Account Value	$ 11,259		10,970		11,074		12,345	12,386	11,390	10,560	10,602	10,635		$ 10,000
MSCI EAFE Index 1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 12,110		10,857			$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430		$ 11,137		$ 11,243		$ 12,533	$ 12,575	$ 11,564	$ 10,720	$ 10,763	$ 10,797				$ 10,186